Hartford Leaders Access (Series II, IIR and III)

Separate Account Seven

Hartford Life Insurance Company

File No. 333-101937

Supplement Dated March 7, 2007 to the Prospectus Dated August 14, 2006

Supplement Dated March 7, 2007 to your Prospectus

Effective on May 1, 2007, the following Underlying Funds will be added in alphabetical order to the section entitled “Synopsis” in the Annual Fund Operating Expense table, and the Fund Sub-Accounts will be added in alphabetical order to the section entitled “General Contract Information” under the sub-section entitled “The Funds”:

AIM V.I. International Growth Fund

American Funds Global Bond

American Funds Global Growth

American Funds Global Growth and Income

American Funds Global Small Capitalization

American Funds International

American Funds New World

MFS Global Equity Series

MFS Research International Series

Templeton Developing Markets Securities

Templeton Foreign Securities

This supplement should be retained with the prospectus for future reference.

HV-6094